Stock-based compensation (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan

The following table summarizes stock-based compensation expense related to stock options, restricted stock and RSUs for the three years ended December 31, 2011, 2012 and 2013 and the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited), as follows:

	Years ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2013	2014

				(unaudited)

Stock-based compensation expense by type of award
Stock options	$8,518	$8,165	$8,468	$5,843	$11,504
ESPP	—	—	—	—	873
Restricted stock	457	991	2,419	1,504	4,906
RSUs	—	—	—	—	34,860

Total stock-based compensation expense	8,975	9,156	10,887	7,347	52,143

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The following table summarizes stock-based compensation expense as reported in the Company’s accompanying Consolidated Statements of Operations:

	Years ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2013	2014

				(unaudited)
Cost of revenue	$122	$333	$690	$530	$555
Research and development	261	1,452	3,003	1,737	5,486
Sales and marketing	7,690	6,335	5,670	4,077	6,293
General and administrative	902	1,036	1,524	1,003	39,809

Total stock-based compensation expense	8,975	9,156	10,887	7,347	52,143
Total tax benefit recognized	(2,897)	(1,091)	(1,104)	(838)	(14,774)

Decrease in net income	$6,078	$8,065	$9,783	$6,509	$37,369

Fair Value of Options Granted using Black-Scholes Option

The fair value of the options granted was estimated as of the grant date using the Black-Scholes option pricing model assuming the assumptions listed in the following table:

	Years ended December 31,			Nine months ended September 30,
	2011	2012	2013	2013	2014

				(unaudited)
Expected life (years)	5.0–6.1	5.1–6.1	5.3–6.1	5.3–6.1	5.3–6.3
Risk-free interest rate	1.1%–2.4%	0.8%–2.4%	0.8%–2.4%	0.8%–2.0%	1.7%–2.0%
Volatility	56%–59%	56%–60%	56%–60%	56%-60%	54%–56%
Dividend yield	0%	0%	0%	0%	0%
Expected forfeiture rate	5%	5%–7%	6%	6%	5%–6%
Weighted average fair value	$0.98	$5.08	$8.45	$8.20	$10.58